Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Shareholders Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 14 - SHAREHOLDERS’ EQUITY:

Share capital

As of December 31, 2023 and 2022, the Company’s share capital is composed as follows:

	Number of shares
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2023		December 31, 2022
Ordinary shares of no-par value	150,000,000	59,681,632	75,000,000	32,628,044

On November 2, 2023, the Company’s shareholders approved to increase the Company’s authorized share capital to 150,000,000 ordinary shares of no-par value.

The last reported market price for the Company’s securities on December 31, 2023 was $7.76 per ADS on the Nasdaq and ILS 2.73 per share on the TASE (based on the exchange rate reported by the Bank of Israel for that date).

Rights conferred by ordinary shares

The ordinary shares confer upon their holders voting rights, the right to receive dividends, the right to a share in excess assets upon liquidation of the Company and other rights as set out in the Company’s articles of association.

Private placement

On September 14, 2023, the Company completed a private placement offering of an aggregate of 187,225 units (the “Units”), at a purchase price of $22.70 per Unit. Each Unit consists of 10 ADSs and 1 non-tradeable warrant (the “PP Warrants”), each are exercisable into 3 ADSs. Gross proceeds totaled to $4,256 thousand. Total issuance costs amounted to $681 thousand.

The Company’s Chairman of Board of Directors (“Chairman”), Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”), invested an aggregate of $1.05 million in the private placement. The Chairman and CEO used, in part, $400 thousand each loaned to them in a non-recourse loan, by the rest of the investors in the private placement, other than the CFO. The loans bear annual interest of 8% and should be repaid in three equal installments on September 14, 2024, March 14, 2025, and September 14, 2025. The Chairman’s and CEO’s loans are secured by ADSs they already own and the ADSs they purchased in the private placement along with their PP Warrants. The Company accounted for this arrangement between the Chairman and CEO, and the rest of the investors, in accordance with the provisions of IFRS 2. As a result, the Company recorded share-based expenses of $19 thousand.

The PP Warrants are exercisable at any time after the date of issuance for a period of 30 months from the offering date upon payment of an exercise price of $2.72 per ADS and may also be exercised, in whole or in part, by means of a “cashless exercise”, which will be available until a registration statement covering the resale of the ADSs issuable upon the exercise of the PP Warrants is declared effective by the Securities and Exchange Commission.

The Company initially accounted for the PP Warrants as a financial liability measured at fair value (level 3) as reflected in a valuation carried out as of the date of the offering, due to the cashless exercise mechanism included within, while the equity component was recognized by subtracting the fair value of the PP Warrants from the consideration received. Issuance costs were allocated on a pro-rata basis between the components mentioned above. The fair value of the financial liability was determined using the Black-Scholes model with the following principal assumptions: risk-free interest rate 4.84%, expected term (in years) 2.5, expected volatility 84.85%. On September 29, 2023, the registration statement covering the resale of the ADSs issuable upon the exercise of the PP Warrants was declared effective by the Securities and Exchange Commission and the cashless exercise mechanism was terminated. As a result, the PP Warrants in the amount of $1,116 thousand were classified into equity based on their fair value on such date. The fair value was determined using the Black-Scholes model with the following principal assumptions: risk-free interest rate 4.92%, expected term (in years) 2.46, expected volatility 84.25%.

In addition, the Company issued an aggregate amount of 91,851 warrants to purchase 91,851 ADSs to placement agents (the “Agent Warrants”), which can be exercised at an exercise price of $2.27 per ADS within 30 months from the offering date. The Company accounted for the Agent Warrants in accordance with the provisions of IFRS 2.

The fair value of the services that were rendered by the agents amounted to $209 thousand was treated as issuance costs and was determined using the Black-Scholes model using the following principal assumptions: risk-free interest rate 4.84%, expected term (in years) 2.5, expected volatility 84.85%.

As of December 31, 2023, 95,225 PP Warrants were exercised into 95,225 ADSs (952,250 ordinary shares) for $259 thousand and 30,617 Agents Warrants were exercised into 30,617 ADSs (306,170 ordinary shares) for $70 thousand.

At the Market Offering (“ATM”)

In 2023, the Company issued 2,393,740 ordinary shares through an ATM offering for total consideration of $768 thousand, before deducting issuance costs of $164 thousand. On August 30, 2023, the Company announced the termination of the ATM offering, effective immediately.

Earn-out Share issuance

In August 2023 and July 2022, the Company issued 4,454,545 and 2,181,009 ordinary shares to CyberKick’s founders following its acquisition in 2021, as consideration for achieving certain milestones, representing earn-out payments of $1,050 thousand and $1,050 thousand, respectively.